Share-based Payments - Summary of RSUs related to Total Shareholder's Return ('TSR') (Detail)	12 Months Ended
	Mar. 31, 2023 USD ($) shares	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
RSUs related total shareholders return [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	899,450	826,210
Granted	104,975	154,110
Exercised	(165,201)	(15,209)
Forfeited	(22,480)	(15,111)
Lapsed	(26,236)	(50,550)
Ending balance	790,508	899,450	826,210
Weighted average fair value, Beginning balance	$ 50.53	$ 45.45
RSUs exercisable | shares	256,135
Weighted average fair value, Granted	$ 79	78.8
Weighted average fair value, Exercised	37.87	50.22
Weighted average fair value, Forfeited	58.28	38.7
Weighted average fair value, Lapsed	63.1	57.2
Weighted average fair value, Ending balance	56.32	50.53	$ 45.45
Weighted average fair value, exercisable	58.05
Aggregate intrinsic value	73,652,000	$ 76,894,000	$ 59,851,000
Aggregate intrinsic value, exercisable	$ 23,864,000
Performance Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	838,308	771,289
Granted	202,005	275,245
Exercised	(189,226)	(192,053)
Forfeited	(13,996)	(16,173)
Ending balance	837,091	838,308	771,289
Weighted average fair value, Beginning balance	$ 49.19	$ 43.21
RSUs exercisable | shares	428,090
Weighted average fair value, Granted	$ 84	73.46
Weighted average fair value, Exercised	44.59	35.65
Weighted average fair value, Forfeited	72.81	60.58
Weighted average fair value, Ending balance	55.3	49.19	$ 43.21
Weighted average fair value, exercisable	47.13
Aggregate intrinsic value	77,992,000	$ 71,667,000	$ 55,870,000
Aggregate intrinsic value, exercisable	$ 39,885,000